Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 13.4%
Alibaba Group Holding Ltd.	26,000	$283,952
JD.com Inc., Class A	16,400	306,565
PDD Holdings Inc., ADR(a)	2,648	255,691
Vipshop Holdings Ltd., ADR	9,709	134,081
		980,289
Capital Markets — 2.0%
East Money Information Co. Ltd., Class A	27,252	102,953
Hithink RoyalFlush Information Network Co. Ltd., Class A	900	42,076
		145,029
Communications Equipment — 3.5%
BYD Electronic International Co. Ltd.	22,000	98,416
Guangzhou Haige Communications Group Inc. Co., Class A	4,000	7,084
Hengtong Optic-Electric Co. Ltd., Class A	4,400	10,746
Suzhou TFC Optical Communication Co. Ltd., Class A	820	11,762
Yealink Network Technology Corp. Ltd., Class A	2,040	10,713
Zhongji Innolight Co. Ltd., Class A	2,040	35,978
ZTE Corp., Class A	6,800	29,396
ZTE Corp., Class H	21,600	52,781
		256,876
Consumer Finance — 1.7%
Qifu Technology Inc.	3,312	126,220
Diversified Consumer Services — 5.0%
New Oriental Education & Technology Group Inc.	42,400	249,703
TAL Education Group, ADR(a)	11,749	116,668
		366,371
Electrical Equipment — 6.6%
CNGR Advanced Material Co. Ltd., Class A	1,600	8,881
Contemporary Amperex Technology Co. Ltd., Class A	7,640	277,730
Eve Energy Co. Ltd., Class A	3,600	24,349
GEM Co. Ltd., Class A	8,800	8,422
Ginlong Technologies Co. Ltd., Class A	800	7,547
Goneo Group Co. Ltd., Class A	897	8,833
Gotion High-tech Co. Ltd., Class A	2,800	9,000
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,600	12,346
Ningbo Orient Wires & Cables Co. Ltd., Class A	1,192	9,529
Ningbo Sanxing Medical Electric Co. Ltd., Class A	2,400	10,259
Sieyuan Electric Co. Ltd., Class A	1,200	12,889
Sungrow Power Supply Co. Ltd., Class A	3,620	40,840
Sunwoda Electronic Co. Ltd., Class A	3,200	10,172
TBEA Co. Ltd., Class A	8,980	16,898
Zhejiang Chint Electrics Co. Ltd., Class A	3,600	11,320
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,800	12,586
		481,601
Electronic Equipment, Instruments & Components — 10.5%
AAC Technologies Holdings Inc.	22,000	99,442
Accelink Technologies Co. Ltd., Class A	1,600	9,371
Avary Holding Shenzhen Co. Ltd., Class A	4,000	18,595
BOE Technology Group Co. Ltd., Class A	63,600	37,862
Chaozhou Three-Circle Group Co. Ltd., Class A	3,200	16,189
China Railway Signal & Communication Corp. Ltd., Class A	12,800	11,280
Eoptolink Technology Inc. Ltd., Class A	1,200	19,158
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	17,600	5,941
Foxconn Industrial Internet Co. Ltd., Class A	22,700	70,384
GoerTek Inc., Class A	5,600	19,770
Huagong Tech Co. Ltd., Class A	1,600	7,921
Lens Technology Co. Ltd., Class A	8,200	23,489
Lingyi iTech Guangdong Co., Class A	12,000	14,262
Luxshare Precision Industry Co. Ltd., Class A	12,400	66,525
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Maxscend Microelectronics Co. Ltd., Class A	1,040	$13,384
OFILM Group Co. Ltd., Class A(a)	5,600	10,395
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	480	12,013
Shengyi Technology Co. Ltd., Class A	4,000	11,678
Shennan Circuits Co. Ltd., Class A	800	10,970
Sunny Optical Technology Group Co. Ltd.	20,400	166,633
SUPCON Technology Co. Ltd., Class A	1,381	9,297
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,800	9,957
TCL Technology Group Corp., Class A	32,880	21,321
Unisplendour Corp. Ltd., Class A	4,800	16,938
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,200	6,291
Victory Giant Technology Huizhou Co. Ltd., Class A	1,600	9,002
Wingtech Technology Co. Ltd., Class A	2,000	11,258
Wuhan Guide Infrared Co. Ltd., Class A	7,368	8,105
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,200	16,536
Zhejiang Dahua Technology Co. Ltd., Class A	6,000	13,584
		767,551
Entertainment — 7.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,000	9,361
China Ruyi Holdings Ltd.(a)	184,000	48,620
Kingsoft Corp. Ltd.	27,200	110,635
Mango Excellent Media Co. Ltd., Class A	3,200	12,805
NetEase Inc.	19,200	334,258
Tencent Music Entertainment Group, ADR	616	7,029
		522,708
Household Durables — 6.9%
Beijing Roborock Technology Co. Ltd., Class A	392	11,691
Ecovacs Robotics Co. Ltd., Class A	800	5,693
Gree Electric Appliances Inc. of Zhuhai, Class A	4,800	27,973
Haier Smart Home Co. Ltd., Class A	10,800	42,451
Haier Smart Home Co. Ltd., Class A	69,200	232,749
Hang Zhou Great Star Industrial Co. Ltd.	2,000	7,736
Hisense Home Appliances Group Co. Ltd., Class A	1,600	5,999
Hisense Home Appliances Group Co. Ltd., Class H	10,000	28,358
Midea Group Co. Ltd.(a)	8,400	74,877
Midea Group Co. Ltd., Class A	6,000	58,316
Zhejiang Supor Co. Ltd., Class A	800	5,787
		501,630
Interactive Media & Services — 15.9%
Autohome Inc., ADR	1,894	52,104
Baidu Inc., Class A(a)	28,200	299,374
Bilibili Inc., Class Z(a)	6,640	127,295
Kanzhun Ltd., ADR	7,540	101,790
Kuaishou Technology(a)(b)	44,700	280,251
Kunlun Tech Co. Ltd., Class A	2,000	12,788
Tencent Holdings Ltd.	5,600	289,202
		1,162,804
IT Services — 0.4%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	1,725	15,255
Range Intelligent Computing Technology Group Co. Ltd., Class A	2,420	11,150
		26,405
Machinery — 1.7%
Haitian International Holdings Ltd.	20,000	51,027
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,400	17,636
Ningbo Deye Technology Co. Ltd., Class A, NVS	1,208	14,438
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	1,200	7,341

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	2,400	$20,095
Tian Di Science & Technology Co. Ltd., Class A	7,200	5,957
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,200	10,269
		126,763
Media — 0.1%
China Literature Ltd.(a)(b)	800	2,930
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	4,800	6,958
		9,888
Semiconductors & Semiconductor Equipment — 12.0%
ACM Research Shanghai Inc., Class A	452	7,306
Advanced Micro-Fabrication Equipment Inc./China, Class A	1,200	36,970
Amlogic Shanghai Co. Ltd., Class A	884	8,455
Cambricon Technologies Corp. Ltd., Class A(a)	668	52,195
China Resources Microelectronics Ltd., Class A	2,456	17,155
Flat Glass Group Co. Ltd., Class A	3,200	11,311
GalaxyCore Inc., Class A, NVS	4,064	9,018
GCL Technology Holdings Ltd.(a)	615,000	115,313
GigaDevice Semiconductor Inc., Class A(a)	1,200	14,285
Hangzhou First Applied Material Co. Ltd., Class A	4,050	9,824
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	2,800	10,756
Hua Hong Semiconductor Ltd.(b)	20,000	53,125
Hwatsing Technology Co. Ltd., Class A, NVS	417	10,969
Hygon Information Technology Co. Ltd., Class A, NVS	4,180	73,280
Ingenic Semiconductor Co. Ltd., Class A	800	7,683
JA Solar Technology Co. Ltd., Class A	5,288	12,760
JCET Group Co. Ltd., Class A	2,800	15,110
Jinko Solar Co. Ltd., Class A	16,976	20,597
LONGi Green Energy Technology Co. Ltd., Class A	12,720	32,550
Loongson Technology Corp. Ltd., Class A(a)	800	18,324
Montage Technology Co. Ltd., Class A	2,137	19,960
National Silicon Industry Group Co. Ltd., Class A	4,800	14,367
NAURA Technology Group Co. Ltd., Class A	900	51,818
Piotech Inc., Class A, NVS	462	12,768
Rockchip Electronics Co. Ltd., Class A	800	9,389
Sanan Optoelectronics Co. Ltd., Class A	8,000	14,314
SG Micro Corp., Class A	880	10,718
Shenzhen Goodix Technology Co. Ltd., Class A	800	9,145
Suzhou Maxwell Technologies Co. Ltd., Class A	480	8,211
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,500	9,471
Tianshui Huatian Technology Co. Ltd., Class A	5,200	8,523
TongFu Microelectronics Co. Ltd., Class A	2,400	9,940
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tongwei Co. Ltd., Class A	7,600	$28,896
Trina Solar Co. Ltd., Class A	3,400	11,486
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,219	11,161
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	27,658
Xinjiang Daqo New Energy Co. Ltd., Class A	2,888	11,571
Xinyi Solar Holdings Ltd.	140,000	62,536
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,000	9,661
		878,579
Software — 3.9%
360 Security Technology Inc., Class A	12,346	23,025
Beijing Kingsoft Office Software Inc., Class A	800	32,805
China National Software & Service Co. Ltd., Class A(a)	1,549	11,937
Empyrean Technology Co. Ltd., Class A, NVS	800	13,981
Hundsun Technologies Inc., Class A	3,120	13,312
Iflytek Co. Ltd., Class A	4,000	28,469
Kingdee International Software Group Co. Ltd.(a)	88,000	99,920
Shanghai Baosight Software Co. Ltd., Class A	3,488	13,543
Shanghai Baosight Software Co. Ltd., Class B	20,813	34,584
Yonyou Network Technology Co. Ltd., Class A(a)	5,600	10,250
		281,826
Technology Hardware, Storage & Peripherals — 9.0%
Anker Innovations Technology Co. Ltd., Class A	801	9,120
China Greatwall Technology Group Co. Ltd., Class A(a)	5,600	13,079
GRG Banking Equipment Co. Ltd., Class A	3,600	6,512
Huaqin Technology Co. Ltd., Class A	1,600	13,873
IEIT Systems Co. Ltd., Class A	2,400	15,925
Lenovo Group Ltd.	232,000	274,531
Ninestar Corp., Class A(a)	2,400	8,877
Shenzhen Transsion Holdings Co. Ltd., Class A	1,993	26,227
Xiaomi Corp., Class B(a)(b)	80,800	290,805
		658,949
Total Investments — 99.8% (Cost: $7,858,745)		7,293,489
Other Assets Less Liabilities — 0.2%		10,957
Net Assets — 100.0%		$7,304,446

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Multisector Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$3 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	3	—
				$—	$—	$—		$6	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$889,771	$6,403,718	$—	$7,293,489

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares